SUBSEQUENT EVENTS (Details Narrative) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands																						3 Months Ended			12 Months Ended
	May 13, 2025 USD ($) shares	May 12, 2025 USD ($)	May 11, 2025 $ / shares shares	Apr. 09, 2025 ILS (₪) shares	Mar. 14, 2025 USD ($) $ / shares shares	Feb. 25, 2025 USD ($) shares	Feb. 24, 2025 USD ($)	Feb. 12, 2025 USD ($)	Feb. 12, 2025 EUR (€)	Feb. 05, 2025	Jan. 06, 2025 USD ($)	Jan. 06, 2025 EUR (€)	Jan. 02, 2025 USD ($) $ / shares shares	Sep. 09, 2024 shares	Jul. 31, 2024	Dec. 21, 2023 USD ($)	Dec. 20, 2023 shares	Jun. 21, 2023 shares	Apr. 27, 2023 shares	Apr. 05, 2023	Feb. 13, 2023 shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares		Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares		May 15, 2025 $ / shares shares	Apr. 30, 2025 shares	Mar. 31, 2025 EUR (€) shares	Mar. 12, 2025 USD ($)	Feb. 28, 2025 shares	Feb. 25, 2025 ₪ / shares
Pure capital credit facility | $																						$ 1,105,000
Ownership percentage																				16.66%
Lend amount																						$ 651									€ 603
Interest rate percentage																									18.00%
Common stock, par value | $ / shares																						$ 0.0001			$ 0.0001		$ 0.0001
Sale of Stock, Percentage of Ownership before Transaction																				19.99%
Debt instrument, description															Pursuant to the Loan and Partnership Agreement, the Lenders are entitled to participation rights of 50% (of which the Company will be entitled to receive 50% thereof) of the Partnership’s profits (the “Profits”), whether directly or by way of 50% membership or ownership in the Partnership, or through legal rights for the distribution of 50% of the Partnership’s Profits where Solterra acts as a trustee on behalf of the Lenders (the “Profit Rights Alternatives”).										The Company considered the Loan to the Partnership under ASC 810-10, Variable Interest Entities (VIE) and evaluated whether it is the primary beneficiary. Primary beneficiary requiring both (i) power to direct significant activities and (ii) exposure to significant financial benefits or losses. The Company has provided 75% of Loan and is entitled to receive only 25% of the Profits and does not have the power to direct the most significant activities of the Partnership and, therefore, it is not considered the primary beneficiary. As of December 31, 2024, the Company did not consolidated the Partnership.
Debt principal and accrued interest | $																									$ 400,000		$ 400,000
Accrued Interest, rate																						15.20%									15.20%
Shares issued, service																	301,284
Shares issued service, value | $																$ 541,000							$ 24,000		$ 758,000		$ 2,924,000
Mito Agreement [Member]
Subsidiary, Ownership Percentage, Parent						25.00%
Alon [Member] | Maximum [Member]
Maximum amount payable | $						$ 1,600,000
Ciro [Member] | Maximum [Member]
Maximum amount payable | $						1,600,000
SciSparc [Member] | Maximum [Member]
Maximum amount payable | $						$ 1,600,000
MitoCareX [Member]
Principal amount | $																																$ 250,000
Common Stock [Member]
Issuance of shares for standby equity purchase agreement II, shares																		32,143	2,143		3,572		28,333	[1]	6,666,667		110,554
Warrants shares					729,166
Exercise price | $ / shares					$ 0.24
Total consideration | $					$ 175,000
Shares issued, service																							4,794	[1]	2,436,080		990,092
Shares issued service, value | $																										[2]		[2]
Common Stock [Member] | Consultants [Member]
Shares issued, service														1,050,000
Pre Funded Warrants [Member]
Warrants shares																						1,747,620									1,747,620		1,573,265
Warrant [Member]
Exercise price | $ / shares																									$ 0.24
Securities Purchase Agreement [Member]
Issuance of shares for standby equity purchase agreement II, shares																									6,250,000,000
Warrants shares													4,545,884
Exercise price | $ / shares													$ 0.24
Warrants and Rights Outstanding | $													$ 1,500
Common stock, par value | $ / shares																									$ 0.0001
Securities Purchase Agreement [Member] | Common Stock [Member]
Warrants shares													9,375,000
Common stock, par value | $ / shares																									$ 0.00001
Italy Agreement [Member]
Ownership percentage							70.00%
Lend amount | $							$ 2,300,000
Interest rate percentage							7.00%
Description for net profit form sales							The net profit from sales of projects will be split between the parties as follows: if the selling price per megawatt (“MW”) (i) does not exceed Euro 30,000, each party will receive profits according to its pro-rata share ownership of SBI4; (ii) exceeds Euro 30,000 up to Euro 60,000, per MW, SB will receive 40% of the profit (10% above its pro-rata share) and the Company will receive 60% of the profit; and (iii) exceeds Euro 60,000 per MW, SB will receive 50% of the net profit (20% above its pro-rata share) and the Company will receive 50% of the net profit.
Mito Agreement [Member]
Common stock, par value | ₪ / shares																																		₪ 0.01
Sale of stock issued						6,622
Payments of Stock Issuance Costs | $						$ 700,000
Grant of restricted stock						5.00%
Mito Agreement [Member] | Alon [Member]
Ownership percentage						30.00%
Sale of stock issued						11,166
Sale of Stock, Percentage of Ownership before Transaction						100.00%
Mito Agreement [Member] | Ciro [Member]
Ownership percentage						30.00%
Sale of stock issued						5,584
Sale of Stock, Percentage of Ownership before Transaction						100.00%
Mito Agreement [Member] | SciSparc [Member]
Ownership percentage						30.00%
Sale of stock issued						12,066
Sale of Stock, Percentage of Ownership before Transaction						100.00%
Mito Agreement [Member] | MitoCareX [Member]
Initial investments | $						$ 1,000,000
Private Placement [Member] | Securities Purchase Agreement [Member]
Issuance of shares for standby equity purchase agreement II, shares													1,704,116
Subsequent Event [Member]
Pure capital credit facility								$ 665,000	€ 645,000		$ 386,000	€ 375,000
Interest rate percentage		8.00%
Purchase price, percentage		100.00%
Mature, period		12 months
Accrued Interest, rate		18.00%
Prepayment penalty | $		$ 7,500
Subsequent Event [Member] | Mito Agreement [Member]
Subsidiary, Ownership Percentage, Parent						25.00%
Subsequent Event [Member] | Alon [Member] | Maximum [Member]
Maximum amount payable | $						$ 1,600,000
Subsequent Event [Member] | Ciro [Member] | Maximum [Member]
Maximum amount payable | $						1,600,000
Subsequent Event [Member] | SciSparc [Member] | Maximum [Member]
Maximum amount payable | $						$ 1,600,000
Subsequent Event [Member] | MitoCareX [Member]
Principal amount | $																																$ 250,000
Subsequent Event [Member] | Investor [Member]
Debt principal and accrued interest | $		150,000
Structuring fee | $	$ 15,000
Shares issued, service	675,675
Shares issued service, value | $	$ 300,000
Subsequent Event [Member] | Common Stock [Member]
Warrants shares					729,166
Exercise price | $ / shares					$ 0.24
Exercises warrants					729,166
Total consideration | $					$ 175,000
Subsequent Event [Member] | Common Stock [Member] | Executive Officers [Member]
Issuance of shares for standby equity purchase agreement II, shares			900,000
Common stock, par value | $ / shares			$ 0.0001
Subsequent Event [Member] | Common Stock [Member] | Consultants [Member]
Issuance of shares for standby equity purchase agreement II, shares			3,500,000
Common stock, par value | $ / shares																													$ 0.0001
Subsequent Event [Member] | Pre Funded Warrants [Member]
Warrants shares																						1,747,620								575,000	1,747,620		1,573,265
Subsequent Event [Member] | Warrant [Member]
Warrants shares																													2,945,833
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Warrants shares													4,545,884
Exercise price | $ / shares													$ 0.24
Warrants and Rights Outstanding | $													$ 1,500,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Common Stock [Member]
Warrants shares													9,375,000
Subsequent Event [Member] | Italy Agreement [Member]
Ownership percentage										70.00%
Lend amount | $							$ 2,300,000
Interest rate percentage							7.00%
Description for net profit form sales							The net profit from sales of Projects will be split between the parties as follows: if the selling price per megawatt (“MW”) (i) does not exceed Euro 30,000, each party will receive profits according to its pro-rata share ownership of SBI4; (ii) exceeds Euro 30,000 up to Euro 60,000, per MW, SB will receive 40% of the profit (10% above its pro-rata share) and the Company will receive 60% of the profit; and (iii) exceeds Euro 60,000 per MW, SB will receive 50% of the net profit (20% above its pro-rata share) and the Company will receive 50% of the net profit.
Subsequent Event [Member] | Mito Agreement [Member]
Common stock, par value | ₪ / shares																																		₪ 0.01
Sale of stock issued						6,622
Payments of Stock Issuance Costs | $						$ 700,000
Grant of restricted stock						5.00%
Subsequent Event [Member] | Mito Agreement [Member] | SciSparc [Member]
Subsidiary, Ownership Percentage, Parent						100.00%
Subsequent Event [Member] | Mito Agreement [Member] | Alon [Member]
Ownership percentage						30.00%
Sale of stock issued						11,166
Sale of Stock, Percentage of Ownership before Transaction						100.00%
Subsequent Event [Member] | Mito Agreement [Member] | Ciro [Member]
Ownership percentage						30.00%
Sale of stock issued						5,584
Sale of Stock, Percentage of Ownership before Transaction						100.00%
Subsequent Event [Member] | Mito Agreement [Member] | SciSparc [Member]
Ownership percentage						30.00%
Sale of stock issued						13,727
Sale of Stock, Percentage of Ownership before Transaction						73.00%
Subsequent Event [Member] | Mito Agreement [Member] | MitoCareX [Member]
Initial investments | $						$ 1,000,000
Subsequent Event [Member] | Share Purchase Agreement [Member] | Common Stock [Member]
Sale of shares				4,200,000
Sale of shares, value | ₪				₪ 15
Subsequent Event [Member] | Share Purchase Agreement [Member] | Common Stock [Member] | N T W O O F F Ltd [Member]
Ownership percentage				100.00%
Subsequent Event [Member] | Purchase Agreement [Member] | Investor [Member]
Principal amount | $		$ 3,000
Debt instrument, description		(i) up to $1,500 will be made available within 60 days following the date a new registration statement has been filed by the Company with the SEC registering the resale of the shares issuable pursuant to the Standby Equity Purchase Agreement dated as of December 22, 2023 (the “SEPA II”) between the Company and the Buyer (the “First Closing”), and (ii) up to $1,500 will be made available within 60 days following the date that said registration statement is declared effective by the SEC (the “Second Closing,” and together with the First Closing, each, a “Closing”). The Second Closing must take place within 180 days of the First Closing.
Subsequent Event [Member] | Private Placement [Member] | Securities Purchase Agreement [Member]
Issuance of shares for standby equity purchase agreement II, shares													1,704,116

[1]	Less than $1 thousand.
[2]	Less than $1 thousand.